Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2018
Related Party Transactions [Abstract]
Summary of Compensation of Key Management

The remuneration of directors and members of the executive management team

	For the nine months ended September 30,
	2018 $	2017 $
Stock-based compensation	1,959	7,459
Salaries, benefits and directors’ fees included in general and administrative expenses	2,147	2,669
Salaries and benefits included in exploration expenditures	470	290
Salaries and benefits capitalized to Investment in the Joint Venture	697	75
	5,273	10,493

	As at September 30,	As at December 31,
	2018 $	2017 $
Total due to directors and executive team	231	265